Annual Total Returns - Franklin Ohio Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF3-21 - Franklin Ohio Tax-Free Income Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	(0.49%)
Annual Return 2011	10.90%
Annual Return 2012	7.44%
Annual Return 2013	(4.43%)
Annual Return 2014	10.24%
Annual Return 2015	3.31%
Annual Return 2016	0.93%
Annual Return 2017	4.64%
Annual Return 2018	0.68%
Annual Return 2019	6.56%